Related party transactions - Balances and transactions with fellow Lloyds Banking Group undertakings (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Due from fellow Lloyds Banking Group undertakings	£ 925	£ 1,854
Derivative financial instruments	10,790	8,494
Liabilities
Due to fellow Lloyds Banking Group undertakings	6,502	4,893
Derivative financial instruments	9,254	9,831
Financial liabilities at fair value through profit or loss	9,102	7,702
Debt securities in issue	73,847	83,962
Subordinated liabilities	12,125	12,586
Related parties
Assets
Due from fellow Lloyds Banking Group undertakings	925	1,854
Derivative financial instruments	912	591
Liabilities
Due to fellow Lloyds Banking Group undertakings	6,502	4,893
Derivative financial instruments	1,629	1,986
Financial liabilities at fair value through profit or loss	1,228	1
Debt securities in issue	12,410	11,181
Subordinated liabilities	£ 4,227	£ 3,663